Submission	May 29, 2025
Submission [Line Items]
Central Index Key	0002021678
Registrant Name	Cousins Properties LP
Registration File Number	333-279209
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES